Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Cash flows from operating activities
Net income (loss)	$ (219)	$ (160)	$ 1,027
Depreciation and amortization	577	538	608
Bad debt expense	(75)	(8)	1,405
Changes in operating assets and liabilities
Accounts and notes receivable	910	(22)	(1,163)
Accrued interest	(284)	(393)
Unbilled revenue			4,967
Other receivables and prepayments	110	(73)	917
Inventories	45	70	1,967
Tax payable	(128)	(75)	330
Accounts payable	(353)	(709)	269
Advance from customers	(14)	8	(7,947)
Other payables and accruals	(53)	44	(14)
Net cash provided by (used in) operating activities	516	(780)	2,366
Cash flows from investing activities
Payment to purchase property and equipment	(29)	(66)	(27)
Proceeds from disposal of property and equipment		44	28
Net cash (used in) provided by investing activities	(29)	(22)	1
Cash flows from financing activities
Repayment to related party			(3)
Payment in loan to related companies	(800)	(690)	(3,711)
Net cash used in financing activities	(800)	(690)	(3,714)
Effect of exchange rate changes on cash and cash equivalents	(24)	(12)	(76)
Net decrease in cash and cash equivalents	(337)	(1,504)	(1,423)
Cash and cash equivalents at beginning of year	1,239	2,743	4,166
Cash and cash equivalents at end of year	902	1,239	2,743
Supplemental disclosure of cash flow information
Interest paid
Income taxes paid		$ 105,409